Leases (Details) - VASO CORPORATION [Member]	12 Months Ended
Dec. 31, 2022
Leases (Details) [Line Items]
Assets and liabilities leases term	12 months
Minimum [Member]
Leases (Details) [Line Items]
Finance leases terms	3 years
Operating lease terms range	2 years
Maximum [Member]
Leases (Details) [Line Items]
Finance leases terms	5 years
Operating lease terms range	7 years